Leases - Summary of information about right of use assets (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Leases [Abstract]
Balance at beginning of period	€ 432,965	€ 243,251
Addition		303,734
Depreciation charges	(96,144)	(114,020)
Impact of transaction of foreign currency	(2,581)
Balance at end of period	€ 334,240	€ 432,965